CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 144,560	$ 20,765	¥ 142,436	¥ (53,600)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Depreciation and amortization expenses	70,021	10,058	58,225	49,711
Share-based compensation	47,889	6,879	18,631	95,307
Loss/(gain) on disposal of equipment	(7)	(1)	(94)	33
Amortization of debt issuance cost	7,639	1,097	8,225	5,129
Deferred income tax expense	6,475	930	6,740	1,151
Changes in operating assets and liabilities:
Prepayments and other current assets	13,547	1,946	(29,839)	2,617
Accounts receivable, net	706	101	112	(1,695)
Amounts due from a related party			6,277	(6,733)
Inventories	3,104	446	(3,415)	(2,372)
Accounts payable	(873)	(125)	2,385	1,973
Accrued expenses and other current liabilities	(5,595)	(804)	8,308	47,427
Income taxes payable	(11,698)	(1,680)	4,242	(2,543)
Deferred revenue and customer advances	(331,657)	(47,640)	181,828	201,004
Due to a related party			(20,000)	20,000
Other non-current assets	6,363	914	(9,479)	(7,659)
Other non-current liabilities	(2,220)	(318)	5,452	350
Operating lease right-of-use assets	(610,323)	(87,667)
Current portion of operating lease liabilities	157,911	22,682
Operating lease liabilities	464,304	66,692
Net cash generated from/(used in) operating activities	(39,854)	(5,725)	380,034	350,100
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	7	1	100	12
Purchase of property and equipment	(50,849)	(7,304)	(65,210)	(50,336)
Purchase of intangible assets	(11,592)	(1,665)	(8,780)	(2,743)
Purchase of short-term investments	(300,000)	(43,092)	(405,000)	(390,000)
Proceeds from maturity of short-term investments	300,000	43,092	405,000	390,000
Acquisition of subsidiaries, net of cash acquired	(16,782)	(2,411)	(18,076)
Purchase of long-term investment	(33,000)	(4,740)
Business acquisition advance payment	(2,500)	(359)	(8,909)
Loans to a related party	(100,000)	(14,364)	(150,000)	(150,000)
Repayment of loans to a related party	100,000	14,364	150,000	150,000
Net cash used in investing activities	(114,716)	(16,478)	(100,875)	(53,067)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans, net of issuance costs				573,019
Principal repayments on loans	(97,332)	(13,981)	(75,924)	(301,639)
Repurchase of ordinary shares	(48,047)	(6,901)	(21,367)
Proceeds from IPO, net of capitalized expenses				437,829
Proceeds from exercise of share options	4,647	667	39,985
Distribution to a shareholder				(571,807)
Net cash generated from/(used in) financing activities	(140,732)	(20,215)	(57,306)	137,402
Effects of exchange rate changes	1,342	193	10,037	(6,228)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(293,960)	(42,225)	231,890	428,207
Cash, cash equivalents and restricted cash at beginning of year	1,316,785	189,145	1,084,895	656,688
Cash, cash equivalents and restricted cash at end of year	1,022,825	146,920	1,316,785	1,084,895
Supplemental disclosures of cash flow information:
Cash and cash equivalent	999,012	143,499	1,288,080	1,055,982
Restricted cash	23,813	3,421	28,705	28,913
Income taxes paid	(67,078)	(9,635)	(55,326)	(53,418)
Interest expense paid	(27,390)	(3,934)	(26,707)	(20,472)
Non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	(10,771)	(1,547)	(8,298)	(9,241)
Consideration for business acquisitions included in accrued expenses and other current liabilities	¥ 18,075	$ 2,596	¥ 2,000	¥ 25,980